UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Government Income Fund (USY)

November 30, 2009

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES—63.6%
Federal Home Loan Mortgage Corp.
4.00%, 12/15/09	$300,000	$300,453
4.88%, 2/09/10	500,000	504,416
4.38%, 3/01/10	300,000	303,032
7.00%, 3/15/10	200,000	203,928
2.38%, 5/28/10	710,000	717,478
4.13%, 7/12/10	250,000	255,919
4.75%, 8/09/10	100,000	102,962
4.88%, 8/16/10	250,000	258,013
2.88%, 11/23/10	750,000	768,095
0.35%, 4/01/11**	400,000	400,876
Federal National Mortgage Association
3.88%, 12/10/09	250,000	250,244
4.63%, 12/15/09	876,000	877,545
7.25%, 1/15/10	300,000	302,667
3.88%, 2/15/10	781,000	786,902
4.75%, 3/12/10	500,000	506,656
2.50%, 4/09/10	625,000	630,117
4.75%, 4/19/10	250,000	254,136
4.13%, 5/15/10	105,000	106,859
2.38%, 5/20/10	251,000	253,537
7.13%, 6/15/10	500,000	518,576
0.53%, 7/26/10*	400,000	399,644
1.50%, 9/16/10	400,000	402,344
2.88%, 10/12/10	750,000	766,196

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $9,855,613)		9,870,595

CORPORATE BONDS—23.2%
Banks—11.4%
Bank of America NA
1.70%, 12/23/10(a)	750,000	759,868
KeyCorp
0.95%, 12/15/10**(a)	500,000	503,826
Regions Bank
0.95%, 12/10/10**(a)	500,000	503,721

Total Banks		1,767,415

Financials—11.8%
Goldman Sachs Group, Inc.
0.38%, 3/15/11**(a)	500,000	501,096
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	500,000	511,068
Morgan Stanley
2.90%, 12/01/10(a)	300,000	307,459
0.91%, 3/04/11**(a)	500,000	504,161

Total Financials		1,823,784

TOTAL CORPORATE BONDS (Cost: $3,584,101)		3,591,199

MONEY MARKET FUND—2.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $369,365)	369,365	369,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Government Income Fund (USY)

November 30, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—12.1%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $1,881,196 (fully collateralized by Fannie Mae, 4.50% - 8.00% due 3/01/11 – 11/01/39; Freddie Mac, 0.00% - 9.125% due 3/01/12 – 12/01/35 and Ginnie Mae, 5.00% - 6.50% due 7/15/20 – 10/15/38; Market value - $1,975,247) (Cost: $1,881,187)	$1,881,187	$1,881,187

TOTAL INVESTMENTS IN SECURITIES —101.3% (Cost: $15,690,266)(c)		15,712,346
Liabilities in Excess of Other Assets—(1.3)%		(198,060)

NET ASSETS—100.0%		$15,514,286

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

November 30, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—62.4%
U.S. Government Agencies—45.3%
Federal Home Loan Bank
0.06%, 12/23/09*	$1,000,000	$999,965
Federal Home Loan Mortgage Corp.
0.11%, 12/14/09*	3,000,000	2,999,948
0.07%, 12/21/09*	800,000	799,967
0.08%, 12/28/09*	1,000,000	999,938
0.07%, 1/04/10*	1,250,000	1,249,959
0.07%, 1/19/10*	1,500,000	1,499,948
0.08%, 1/25/10*	1,550,000	1,550,011
0.09%, 2/01/10*	3,500,000	3,499,850
0.08%, 2/02/10*	4,000,000	3,999,824
0.09%, 2/05/10*	1,150,000	1,149,947
0.10%, 2/08/10*	4,500,000	4,499,784
0.08%, 2/16/10*	2,000,000	1,999,894
0.35%, 4/01/11**	800,000	801,752
Federal National Mortgage Association
0.14%, 12/02/09*	4,450,000	4,449,989
0.05%, 12/03/09*	1,000,000	999,996
0.04%, 12/11/09*	570,000	569,993
0.09%, 12/15/09*	2,400,000	2,399,910
0.11%, 12/17/09*	11,400,000	11,399,562
0.07%, 12/21/09*	200,000	199,992
0.06%, 12/29/09*	1,850,000	1,849,911
0.11%, 12/30/09*	2,800,000	2,799,967
0.06%, 12/31/09*	1,525,000	1,524,922
0.11%, 1/13/10*	5,480,000	5,479,779
0.08%, 1/15/10*	1,500,000	1,499,934
0.10%, 1/19/10*	3,850,000	3,849,868
0.10%, 1/20/10*	2,300,000	2,299,985
0.07%, 1/27/10*	600,000	600,014
0.08%, 2/10/10*	3,300,000	3,299,838
0.06%, 2/17/10*	1,000,000	999,946
4.25%, 8/15/10	2,000,000	2,055,056

Total U.S. Government Agencies		72,329,449

Treasury Bills—17.1%
U.S. Treasury Bills
0.04%, 12/03/09*	6,440,000	6,439,978
0.06%, 12/24/09*	900,000	899,964
0.10%, 12/31/09*	10,100,000	10,099,646
0.07%, 1/07/10*	2,000,000	1,999,980
0.13%, 5/20/10*	3,000,000	2,998,017
0.13%, 5/27/10*	1,800,000	1,798,744
0.18%, 8/26/10*	3,000,000	2,995,824

Total Treasury Bills		27,232,153

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $99,559,089)		99,561,602

CORPORATE BONDS—11.4%
Banks—3.7%
Bank of America NA
0.33%, 9/13/10**(a)	1,000,000	1,001,023
KeyCorp
0.95%, 12/15/10**(a)	800,000	806,122
Regions Bank
0.95%, 12/10/10**(a)	2,100,000	2,115,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

November 30, 2009

Investments	Principal Amount	Value
Union Bank NA
0.38%, 3/16/11**(a)	$2,000,000	$2,003,366

Total Banks		5,926,139

Financials—7.7%
General Electric Capital Corp.
0.38%, 3/11/11**(a)	1,500,000	1,501,815
Goldman Sachs Group, Inc.
0.83%, 12/03/10**(a)	2,000,000	2,012,390
0.38%, 3/15/11**(a)	1,200,000	1,202,630
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	4,400,000	4,497,399
0.35%, 2/23/11**(a)	1,000,000	1,002,382
Morgan Stanley
0.91%, 3/04/11**(a)	1,000,000	1,008,322
2.90%, 12/01/10(a)	1,085,000	1,111,976

Total Financials		12,336,914

TOTAL CORPORATE BONDS (Cost: $18,255,338)		18,263,053

MONEY MARKET FUND—0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $1,202,830)	1,202,830	1,202,830

REPURCHASE AGREEMENT—26.5%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $42,368,458 (fully collateralized by Fannie Mae, 3.50% - 7.00% due 9/01/12 – 7/01/48; Freddie Mac, 4.00% - 6.50% due 1/01/10 - 10/01/38 and Ginnie Mae, 6.50% - 7.00% due 4/15/38 – 9/15/38; Market value - $44,486,684) (Cost: $42,368,270)	42,368,270	42,368,270

TOTAL INVESTMENTS IN SECURITIES—101.1% (Cost: $161,385,527)(c)		161,395,755
Liabilities in Excess of Other Assets—(1.1)%		(1,834,136)

NET ASSETS—100.0%		$159,561,619

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

November 30, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—63.2%
U.S. Government Agencies - 49.6%
Federal Home Loan Bank
0.15%, 12/02/09*	$1,500,000	$1,499,996
0.13%, 12/04/09*	5,000,000	4,999,976
0.07%, 12/09/09*	4,000,000	3,999,930
0.16%, 12/11/09*	3,000,000	2,999,969
0.04%, 12/16/09*	5,000,000	4,999,911
0.06%, 12/23/09*	11,000,000	10,999,613
Federal Home Loan Mortgage Corp.
0.15%, 12/07/09*	300,000	299,997
0.11%, 12/14/09*	3,850,000	3,849,934
0.07%, 12/21/09*	1,134,000	1,133,954
0.08%, 12/28/09*	1,550,000	1,549,904
0.10%, 12/29/09*	2,100,000	2,099,942
0.04%, 12/31/09*	5,000,000	4,999,828
0.10%, 1/04/10*	6,510,000	6,509,783
0.07%, 1/11/10*	3,600,000	3,599,706
0.07%, 1/19/10*	3,000,000	2,999,897
0.08%, 1/25/10*	2,150,000	2,150,016
0.07%, 1/27/10*	6,000,000	6,000,137
0.09%, 2/01/10*	5,520,000	5,519,763
0.09%, 2/05/10*	1,450,000	1,449,933
0.10%, 2/08/10*	12,510,000	12,509,399
0.08%, 2/16/10*	5,000,000	4,999,735
0.35%, 4/01/11**	3,900,000	3,908,541
Federal National Mortgage Association
0.10%, 12/02/09*	5,280,000	5,279,987
0.05%, 12/03/09*	10,320,000	10,319,957
0.04%, 12/07/09*	5,000,000	4,999,961
0.08%, 12/10/09*	3,000,000	2,999,933
0.04%, 12/11/09*	3,860,000	3,859,953
0.09%, 12/15/09*	3,500,000	3,499,869
0.13%, 12/16/09*	2,500,000	2,499,931
0.11%, 12/17/09*	9,600,000	9,599,570
0.07%, 12/21/09*	366,000	365,985
0.07%, 12/23/09*	5,600,000	5,599,761
0.08%, 12/29/09*	3,050,000	3,049,803
0.06%, 12/31/09*	860,000	859,959
0.09%, 1/05/10*	4,000,000	3,999,863
0.11%, 1/13/10*	5,200,000	5,199,790
0.08%, 1/15/10*	2,000,000	1,999,913
0.09%, 1/19/10*	13,250,000	13,249,543
0.10%, 1/20/10*	5,000,000	4,999,967
0.09%, 2/03/10*	3,550,000	3,549,844
0.09%, 2/10/10*	9,000,000	8,999,559
0.06%, 2/17/10*	5,790,000	5,789,687
4.25%, 8/15/10	1,585,000	1,628,632

Total U.S. Government Agencies		195,431,331

Treasury Bills—13.6%
U.S. Treasury Bills
0.04%, 12/03/09*	6,010,000	6,009,980
0.05%, 12/10/09*	10,000,000	9,999,855
0.07%, 12/24/09*	8,340,000	8,339,684
0.10%, 12/31/09*	8,995,000	8,994,684
0.13%, 5/20/10*	10,000,000	9,993,390
0.18%, 8/26/10*	10,000,000	9,986,080

Total Treasury Bills		53,323,673

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $248,748,201)		248,755,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

November 30, 2009

Investments	Principal Amount	Value
CORPORATE BONDS—6.4%
Banks—1.5%
Bank of America NA
0.33%, 7/29/10**(a)	$2,200,000	$2,202,836
Citigroup Funding, Inc.
0.38%, 7/30/10**(a)	500,000	500,644
KeyCorp
0.95%, 12/15/10**(a)	1,200,000	1,209,182
Union Bank NA
0.38%, 3/16/11**(a)	2,000,000	2,003,366

Total Banks		5,916,028

Financials - 4.9%
Goldman Sachs Group, Inc.
0.83%, 12/03/10**(a)	1,327,000	1,335,221
0.38%, 3/15/11**(a)	3,000,000	3,006,576
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	9,700,000	9,914,719
0.85%, 12/02/10**(a)	920,000	925,408
0.35%, 2/23/11**(a)	2,000,000	2,004,764
Morgan Stanley
0.91%, 3/04/11**(a)	2,000,000	2,016,644

Total Financials		19,203,332

TOTAL CORPORATE BONDS (Cost: $25,106,001)		25,119,360

MONEY MARKET FUND—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $132,829)	132,829	132,829

REPURCHASE AGREEMENT—30.6%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity – $120,534,939 (fully collateralized by Fannie Mae, 4.50% - 7.00% due 7/15/12 - 6/01/48; Freddie Mac, 4.00% - 7.00% due 5/01/14 - 5/01/48 and Ginnie Mae, 4.50% - 7.50% due 5/15/22 – 11/15/39; Market value - $126,561,123) (Cost: $120,534,403)	120,534,403	120,534,403

TOTAL INVESTMENTS IN SECURITIES—100.2% (Cost: $394,521,434)(c)		394,541,596
Liabilities in Excess of Other Assets - (0.2)%		(854,184)

NET ASSETS—100.0%		$393,687,412

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

November 30, 2009

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS—63.5%
U.S. Government Agencies—49.5%
Federal Home Loan Bank
0.15%, 12/02/09*	$1,000,000	$999,998
0.13%, 12/04/09*	300,000	299,999
0.16%, 12/11/09*	1,500,000	1,499,985
Federal Home Loan Mortgage Corp.
0.15%, 12/07/09*	550,000	549,995
0.11%, 12/14/09*	1,160,000	1,159,980
0.08%, 12/28/09*	1,000,000	999,938
0.10%, 12/29/09*	1,000,000	999,972
0.07%, 1/04/10*	640,000	639,979
0.08%, 1/25/10*	1,850,000	1,850,014
0.07%, 1/27/10*	1,000,000	1,000,023
0.09%, 2/01/10*	2,015,000	2,014,913
0.09%, 2/05/10*	600,000	599,972
0.10%, 2/08/10*	4,350,000	4,349,791
0.08%, 2/16/10*	1,000,000	999,947
0.38%, 3/09/11**	300,000	300,665
Federal National Mortgage Association
0.14%, 12/02/09*	2,000,000	1,999,995
0.07%, 12/10/09*	1,900,000	1,899,963
0.04%, 12/11/09*	400,000	399,995
0.09%, 12/15/09*	2,000,000	1,999,925
0.11%, 12/17/09*	6,500,000	6,499,732
0.07%, 12/18/09*	650,000	649,977
0.07%, 12/23/09*	700,000	699,969
0.06%, 12/31/09*	1,890,000	1,889,903
0.09%, 1/05/10*	1,150,000	1,149,961
0.08%, 1/12/10*	700,000	699,979
0.11%, 1/13/10*	2,920,000	2,919,882
0.08%, 1/15/10*	800,000	799,965
0.08%, 1/19/10*	1,000,000	999,966
0.10%, 1/20/10*	2,000,000	1,999,987
0.07%, 1/27/10*	500,000	500,011
0.09%, 2/03/10*	1,550,000	1,549,932
0.08%, 2/10/10*	1,700,000	1,699,917
0.15%, 5/13/11**	500,000	500,052

Total U.S. Government Agencies		47,124,282

Treasury Bills—14.0%
U.S. Treasury Bills
0.05%, 12/03/09*	800,000	799,997
0.08%, 12/24/09*	3,170,000	3,169,893
0.10%, 12/31/09*	5,390,000	5,389,810
0.13%, 5/20/10*	2,000,000	1,998,678
0.18%, 8/26/10*	2,000,000	1,997,216

Total Treasury Bills		13,355,594

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $60,477,389)		60,479,876

CORPORATE BONDS—4.2%
Banks—0.6%
Citigroup Funding, Inc.
0.20%, 5/05/11**(a)	300,000	299,982
Suntrust Bank
0.95%, 12/16/10**(a)	100,000	100,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

November 30, 2009

Investments	Principal Amount	Value
Union Bank NA
0.38%, 3/16/11**(a)	$115,000	$115,194

Total Banks		515,954

Financials—3.6%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	400,000	400,877
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	2,600,000	2,657,553
0.41%, 4/01/11**(a)	400,000	401,124

Total Financials		3,459,554

TOTAL CORPORATE BONDS (Cost: $3,978,491)		3,975,508

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $120,570)	120,570	120,570

REPURCHASE AGREEMENT—30.4%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $28,900,553 (fully collateralized by Fannie Mae, 4.00% - 7.50% due 2/01/13 – 11/01/39; Freddie Mac, 4.50% - 8.50% due 2/01/12 - 11/01/39; Market value - $30,345,445) (Cost: $28,900,424)	28,900,424	28,900,424

TOTAL INVESTMENTS IN SECURITIES—98.2% (Cost: $93,476,874)(c)		93,476,378
Other Assets in Excess of Liabilities—1.8%		1,695,294

NET ASSETS—100.0%		$95,171,672

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

November 30, 2009

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS—44.2%
Sovereign—44.2%
Belgium Treasury Bill
0.43%, 2/18/10*	1,000,000 EUR	$1,497,747
Buoni Ordinari Del Tes Treasury Bill
0.43%, 12/31/09*	1,300,000 EUR	1,951,101
Dutch Treasury Certificate
0.41%, 1/29/10*	1,300,000 EUR	1,950,544
French Treasury Bill
0.34%, 12/17/09*	1,000,000 EUR	1,501,100
German Treasury Bill
0.38%, 1/13/10*	1,296,000 EUR	1,944,998

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $8,727,451)		8,845,490

TIME DEPOSITS—37.1%
Banks—37.1%
Royal Bank of Scotland PLC
0.28%, 12/04/09	2,756,675 EUR	4,138,736
UBS AG
0.25%, 12/04/09	2,187,859 EUR	3,284,744

TOTAL TIME DEPOSITS (Cost: $7,390,846)		7,423,480

CORPORATE BONDS—16.0%
Banks—16.0%
Danske Bank AS
2.50%, 9/21/10	200,000 EUR	303,922
European Investment Bank
4.50%, 12/15/09	300,000 EUR	451,142
IBM Corp.
3.00%, 2/08/10	300,000 EUR	451,905
KFW
5.25%, 1/04/10	300,000 EUR	452,285
Landwirtsch Rentenbank
3.63%, 6/15/10	300,000 EUR	457,364
Nykredit Bank AS
2.38%, 7/29/10	300,000 EUR	454,733
Royal Bank of Canada
4.13%, 1/26/10	280,000 EUR	421,841
Toyota Motor Credit Corp.
4.00%, 2/12/10	135,000 EUR	203,763

TOTAL CORPORATE BONDS (Cost: $3,163,695)		3,196,955

TOTAL INVESTMENTS IN SECURITIES—97.3% (Cost: $19,281,992)(a)		19,465,925
Cash, Foreign Currency and Other Assets in Excess of Liabilities —2.7%		547,368

NET ASSETS—100.0%		$20,013,293

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

November 30, 2009

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS—69.0%
U.S. Government Agencies—48.7%
Federal Home Loan Bank
0.13%, 12/04/09*	$300,000	$299,999
0.16%, 12/11/09*	250,000	249,997
0.04%, 12/16/09*	200,000	199,996
Federal Home Loan Mortgage Corp.
0.14%, 12/15/09*	500,000	499,989
0.07%, 12/21/09*	400,000	399,984
0.08%, 12/28/09*	500,000	499,969
0.07%, 1/04/10*	200,000	199,993
0.07%, 1/11/10*	250,000	249,980
0.08%, 1/25/10*	300,000	300,002
0.09%, 2/01/10*	665,000	664,971
0.10%, 2/08/10*	1,000,000	999,952
0.08%, 2/16/10*	500,000	499,974
0.35%, 4/01/11**	1,400,000	1,403,065
Federal National Mortgage Association
0.15%, 12/02/09*	300,000	299,999
0.07%, 12/18/09*	650,000	649,977
0.07%, 12/21/09*	100,000	99,996
0.07%, 12/23/09*	650,000	649,971
0.06%, 12/31/09*	300,000	299,985
0.08%, 1/12/10*	300,000	299,991
0.08%, 1/15/10*	400,000	399,983
0.08%, 1/19/10*	1,000,000	999,966
0.07%, 1/27/10*	350,000	350,008
0.09%, 2/10/10*	700,000	699,966
4.25%, 8/15/10	1,000,000	1,027,527

Total U.S. Government Agencies		12,245,240

Treasury Bills—20.3%
U.S. Treasury Bills
0.04%, 12/03/09*	1,600,000	1,599,995
0.06%, 12/24/09*	800,000	799,968
0.11%, 12/31/09*	1,205,000	1,204,958
0.13%, 5/27/10*	1,500,000	1,498,953

Total Treasury Bills		5,103,874

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $17,349,537)		17,349,114

CORPORATE BONDS—4.6%
Banks—0.4%
Union Bank NA
0.38%, 3/16/11**(a)	100,000	100,168

Financials—4.2%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	400,000	400,877
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	630,000	643,946

Total Financials		1,044,823

TOTAL CORPORATE BONDS (Cost: $1,145,395)		1,144,991

MONEY MARKET FUND—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $4,033)	4,033	4,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

November 30, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—24.4%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $6,142,187 (fully collateralized by Fannie Mae, 4.50% - 8.50% due 10/01/20 – 12/01/39; Freddie Mac, 5.00% - 7.00% due 4/01/21 – 9/01/38 and Ginnie Mae, 5.00% - 7.50% due 5/15/23 – 9/15/39; Market value - $6,449,268) (Cost: $6,142,159)	$6,142,159	$6,142,159

TOTAL INVESTMENTS IN SECURITIES—98.0% (Cost: $24,641,124)(c)		24,640,297
Other Assets in Excess of Liabilities—2.0%		504,657

NET ASSETS—100.0%		$25,144,954

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

November 30, 2009

Investments	Principal Amount	Value
TIME DEPOSITS—48.6%
Banks —48.6%
Mizuho International PLC
0.05%, 12/04/09	267,599,281 JPY	$3,106,382
UBS AG
0.13%, 12/04/09	241,750,524 JPY	2,806,321

TOTAL TIME DEPOSITS (Cost: $5,754,390)		5,912,703

FOREIGN GOVERNMENT OBLIGATIONS—21.9%
Sovereign—21.9%
Japan Treasury Bill
0.14%, 12/21/09, Series 55*	100,000,000 JPY	1,160,746
0.16%, 1/12/10, Series 58*	50,000,000 JPY	580,317
0.15%, 1/25/10, Series 61*	80,000,000 JPY	928,460

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,549,477)		2,669,523

CORPORATE BONDS—7.4%
Banks—7.4%
Development Bank of Japan
1.75%, 6/21/10	25,000,000 JPY	292,381
OeKB Oesterreichische Kontrollbank AG
1.80%, 3/22/10	27,000,000 JPY	314,206
Toyota Motor Credit Corp.
0.55%, 6/30/10	25,000,000 JPY	290,169

TOTAL CORPORATE BONDS (Cost: $854,007)		896,756

REPURCHASE AGREEMENT—21.8%
Repurchase agreement dated 11/30/09, 0.10% due 12/01/09 with Royal Bank of Scotland; Proceeds at maturity – 228,188,330 JPY (fully collateralized by Japan Government Bond, 0.40% due 2/15/11; Market value - $2,681,604) (Cost: $2,648,879)	228,187,696 JPY	2,648,879

TOTAL INVESTMENTS IN SECURITIES—99.7% (Cost: $11,806,753)(a)		12,127,861
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.3%		34,807

NET ASSETS—100.0%		$12,162,668

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

November 30, 2009

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS—66.8%
U.S. Government Agencies—54.3%
Federal Home Loan Bank
0.15%, 12/02/09*	$500,000	$499,999
0.13%, 12/04/09*	300,000	299,998
0.16%, 12/09/09*	500,000	499,996
0.16%, 12/11/09*	500,000	499,995
0.04%, 12/16/09*	500,000	499,991
Federal Home Loan Mortgage Corp.
0.15%, 12/07/09*	300,000	299,997
0.07%, 12/21/09*	500,000	499,980
0.08%, 12/28/09*	400,000	399,975
0.08%, 1/25/10*	350,000	350,003
0.09%, 2/05/10*	200,000	199,991
0.10%, 2/08/10*	500,000	499,976
0.35%, 4/01/11**	900,000	901,971
Federal National Mortgage Association
0.15%, 12/02/09*	600,000	599,998
0.08%, 12/14/09*	1,100,000	1,099,968
0.09%, 12/17/09*	900,000	899,962
0.07%, 12/21/09*	100,000	99,996
0.07%, 12/23/09*	950,000	949,957
0.06%, 12/31/09*	350,000	349,982
0.09%, 1/05/10*	550,000	549,981
0.11%, 1/13/10*	500,000	499,980
0.08%, 1/15/10*	1,300,000	1,299,943
0.10%, 1/20/10*	500,000	499,997
0.09%, 2/03/10*	950,000	949,958
0.06%, 2/17/10*	210,000	209,989

Total U.S. Government Agencies		13,461,583

Treasury Bills—12.5%
U.S. Treasury Bills
0.04%, 12/03/09*	1,600,000	1,599,995
0.09%, 12/31/09*	1,500,000	1,499,947

Total Treasury Bills		3,099,942

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $16,561,090)		16,561,525

CORPORATE BONDS—4.3%
Banks—0.4%
Union Bank NA
0.38%, 3/16/11**(a)	100,000	100,168

Financials—3.9%
Goldman Sachs Group, Inc.
0.38%, 3/15/11**(a)	200,000	200,438
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	680,000	695,053
0.35%, 2/23/11**(a)	75,000	75,179

Total Financials		970,670

TOTAL CORPORATE BONDS (Cost: $1,070,904)		1,070,838

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $18,732)	18,732	18,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

November 30, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—28.2%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $7,007,174 (fully collateralized by Fannie Mae, 4.00% - 7.50% due 5/01/20 – 12/01/39 and Freddie Mac, 4.00% - 7.00% due 4/01/20 – 11/01/39; Market value - $7,357,500) (Cost: $7,007,142)	$7,007,142	$7,007,142

TOTAL INVESTMENTS IN SECURITIES—99.4% (Cost: $24,657,868)(c)		24,658,237
Other Assets in Excess of Liabilities—0.6%		156,404

NET ASSETS—100.0%		$24,814,641

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

November 30, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—62.3%
U.S. Government Agencies—44.4%
Federal Home Loan Bank
0.15%, 12/02/09*	$200,000	$200,000
0.16%, 12/09/09*	200,000	199,998
0.16%, 12/11/09*	150,000	149,999
Federal Home Loan Mortgage Corp.
0.11%, 12/14/09*	140,000	139,998
0.09%, 12/29/09*	350,000	349,990
0.08%, 1/25/10*	200,000	200,001
0.09%, 2/01/10*	450,000	449,981
0.10%, 2/08/10*	900,000	899,957
0.08%, 2/16/10*	200,000	199,989
0.35%, 4/01/11**	100,000	100,219
Federal National Mortgage Association
0.04%, 12/11/09*	170,000	169,998
0.12%, 12/17/09*	550,000	549,979
0.08%, 12/23/09*	350,000	349,982
0.06%, 12/31/09*	190,000	189,990
0.09%, 1/14/10*	350,000	349,985
0.10%, 1/20/10*	400,000	399,997
0.08%, 2/10/10*	150,000	149,993

Total U.S. Government Agencies		5,050,056

Treasury Bills—17.9%
U.S. Treasury Bills
0.04%, 12/03/09*	500,000	499,998
0.06%, 12/24/09*	390,000	389,985
0.08%, 12/31/09*	500,000	499,982
0.07%, 1/07/10*	250,000	249,998
0.13%, 5/27/10*	400,000	399,721

Total Treasury Bills		2,039,684

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $7,089,406)		7,089,740

CORPORATE BONDS—5.5%
Banks—0.9%
Union Bank NA
0.38%, 3/16/11**(a)	100,000	100,168

Financials—4.6%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	100,000	100,219
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	290,000	296,420
Morgan Stanley
0.91%, 3/04/11**(a)	125,000	126,040

Total Financials		522,679

TOTAL CORPORATE BONDS (Cost: $623,026)		622,847

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $15,172)	15,172	15,172

See Note to Schedule of Investments

Schedule of Investments (unaudited) (concluded)

WisdomTree Dreyfus South African Rand Fund (SZR)

November 30, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—26.8%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/09, 0.16% due 12/01/09; Proceeds at maturity - $3,045,948 (fully collateralized by Fannie Mae, 4.00% - 8.00% due 11/01/12 – 10/01/39; Freddie Mac, 5.00% - 8.00% due 1/01/11 – 2/01/38 and Ginnie Mae, 5.50% - 6.50% due 8/15/35 – 11/15/38; Market value - $3,198,231) (Cost: $3,045,934)	$3,045,934	$3,045,934

TOTAL INVESTMENTS IN SECURITIES—94.7% (Cost: $10,773,538)(c)		10,773,693
Other Assets in Excess of Liabilities—5.3%		607,848

NET ASSETS—100.0%		$11,381,541

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at November 30, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Note to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of November 30, 2009, the Trust offered 51 investment funds. These financial statements relate only to the WisdomTree U.S. Short-Term Government Income Fund, formerly WisdomTree U.S. Current Income Fund (“U.S. Short-Term Government Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the U.S. Short-Term Government Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008 and the Emerging Currency Fund commenced operations on May 6, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

(a) Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

(b) Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of November 30, 2009 in valuing each Fund’s assets carried at fair value:

U.S. Short-Term Government Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$3,591,199	$—
Money Market Fund	—	369,365	—
Repurchase Agreement	—	1,881,187	—
U.S. Government Agencies	—	9,870,595	—

Total	$—	$15,712,346	$—

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$18,263,053	$—
Money Market Fund	—	1,202,830	—
Repurchase Agreement	—	42,368,270	—
U.S. Government Agencies	—	72,329,449	—
U.S. Government Treasury	—	27,232,153	—

Total	—	161,395,755	—
Unrealized Depreciation on Forward Currency Contracts	—	(844,978)	—

Total - Net	$—	$160,550,777	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$25,119,360	$—
Money Market Fund	—	132,829	—
Repurchase Agreement	—	120,534,403	—
U.S. Government Agencies	—	195,431,331	—
U.S. Government Treasury	—	53,323,673	—

Total	—	394,541,596	—
Unrealized Depreciation on Forward Currency Contracts	—	(917,200)	—

Total - Net	$—	$393,624,396	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$3,975,508	$—
Money Market Fund	—	120,570	—
Repurchase Agreement	—	28,900,424	—
U.S. Government Agencies	—	47,124,282	—
U.S. Government Treasury	—	13,355,594	—

Total		93,476,378
Unrealized Appreciation on Forward Currency Contracts	—	1,613,872	—

Total - Net	$—	$95,090,250	$—

Notes to Schedule of Investments (unaudited) (continued)

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$3,196,955	$—
Foreign Government Obligations	—	8,845,490	—
Time Deposits	—	7,423,480	—

Total	$—	$19,465,925	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,144,991	$—
Money Market Fund	—	4,033	—
Repurchase Agreement	—	6,142,159	—
U.S. Government Agencies	—	12,245,240	—
U.S. Government Treasury	—	5,103,874	—

Total	—	24,640,297	—
Unrealized Appreciation on Forward Currency Contracts	—	490,863	—

Total - Net	$—	$25,131,160	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$896,756	$—
Foreign Government Obligations	—	2,669,523	—
Repurchase Agreement	—	2,648,879	—
Time Deposits	—	5,912,703	—

Total	$—	$12,127,861	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,070,838	$—
Money Market Fund	—	18,732	—
Repurchase Agreement	—	7,007,142	—
U.S. Government Agencies	—	13,461,583	—
U.S. Government Treasury	—	3,099,942	—

Total	—	24,658,237	—
Unrealized Appreciation on Forward Currency Contracts		75,654

Total - Net	$—	$24,733,891	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$622,847	$—
Money Market Fund	—	15,172	—
Repurchase Agreement	—	3,045,934	—
U.S. Government Agencies	—	5,050,056	—
U.S. Government Treasury	—	2,039,684	—

Total	—	10,773,693	—
Unrealized Appreciation on Forward Currency Contracts	—	607,722	—

Total - Net	$—	$11,381,415	$—

Notes to Schedule of Investments (unaudited) (continued)

(c) Derivative and Hedging Disclosure - GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts during the period ended November 30, 2009 are detailed in the forward currency contract table.

(d) Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(e) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(f) Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(g) Forward Currency Contracts - Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contacts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Notes to Schedule of Investments (unaudited) (continued)

The following forward currency exchange contracts were open at November 30, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)(a)
Brazilian Real Fund	1/05/10	USD	38,777,702	BRL	67,862,919	$(182,926)
	1/05/10	USD	38,922,267	BRL	67,862,919	(327,491)
	1/05/10	USD	38,605,080	BRL	67,404,470	(271,031)
	1/05/10	USD	5,387,943	BRL	9,432,942	(23,272)
	1/05/10	USD	38,374,307	BRL	67,404,470	(40,258)

						$(844,978)

Chinese Yuan Fund	1/21/10	USD	85,990,314	CNY	584,734,135	$(273,597)
	1/21/10	USD	12,650,364	CNY	86,111,031	(27,269)
	1/21/10	USD	10,123,074	CNY	68,914,850	(20,782)
	1/21/10	USD	30,388,276	CNY	206,761,829	(78,868)
	1/21/10	USD	25,316,509	CNY	172,253,528	(65,705)
	1/21/10	USD	10,125,116	CNY	68,901,411	(24,794)
	1/21/10	USD	5,062,558	CNY	34,450,706	(12,397)
	1/21/10	USD	5,066,148	CNY	34,454,874	(15,376)
	1/21/10	USD	10,120,696	CNY	68,906,765	(19,591)
	1/21/10	USD	10,121,143	CNY	68,906,765	(20,037)
	1/21/10	USD	15,174,601	CNY	103,329,931	(27,371)
	1/21/10	USD	5,055,142	CNY	34,436,640	(7,043)
	1/21/10	USD	5,055,832	CNY	34,448,926	(5,933)
	1/21/10	USD	30,328,496	CNY	206,640,177	(36,922)
	1/21/10	USD	15,161,847	CNY	103,329,504	(14,680)
	1/21/10	USD	5,054,765	CNY	34,443,168	(5,709)
	2/26/10	USD	93,701,256	CNY	636,512,633	(232,904)
	2/26/10	USD	5,055,660	CNY	34,377,475	(7,518)
	2/26/10	USD	5,053,408	CNY	34,392,487	(3,062)
	2/26/10	USD	5,055,955	CNY	34,376,449	(7,964)
	2/26/10	USD	5,059,192	CNY	34,386,820	(9,678)

						$(917,200)

Emerging Currency Fund	1/05/10	USD	2,102,738	BRL	3,666,228	(17,692)
	1/05/10	USD	198,859	BRL	347,029	(1,498)
	1/05/10	USD	2,099,786	BRL	3,666,227	(14,742)
	1/05/10	USD	2,087,234	BRL	3,666,227	(2,190)
	2/03/10	USD	2,094,928	BRL	3,666,228	$(9,882)
	2/03/10	USD	7,207,651	CLP	3,796,630,418	487,697
	2/03/10	USD	214,195	CLP	111,295,601	11,389
	2/03/10	USD	419,376	CLP	211,512,255	9,336
	2/03/10	USD	215,315	CLP	105,773,664	(924)
	2/03/10	USD	432,239	CLP	211,488,043	(3,576)
	2/03/10	USD	213,546	CLP	105,795,155	889
	2/03/10	USD	7,145,212	CNY	48,651,748	(9,581)
	2/03/10	USD	209,782	CNY	1,428,279	(300)
	2/03/10	USD	398,927	CNY	2,715,379	(670)
	2/03/10	USD	199,068	CNY	1,354,397	(422)
	2/03/10	USD	397,814	CNY	2,708,514	(563)
	2/03/10	USD	198,988	CNY	1,354,913	(267)
	2/03/10	USD	7,079,851	ILS	26,577,759	(68,729)
	2/03/10	USD	206,277	ILS	779,109	(751)
	2/03/10	USD	395,286	ILS	1,480,661	(4,692)
	2/03/10	USD	196,230	ILS	740,453	(901)
	2/03/10	USD	392,097	ILS	1,480,491	(1,548)
	2/03/10	USD	197,140	ILS	740,604	(1,771)
	2/03/10	USD	7,071,480	INR	334,976,007	128,987
	2/03/10	USD	208,042	INR	9,819,590	3,035
	2/03/10	USD	401,068	INR	18,661,706	74
	2/03/10	USD	201,869	INR	9,332,400	(1,265)
	2/03/10	USD	401,281	INR	18,659,570	(185)
	2/03/10	USD	201,387	INR	9,334,296	(742)
	2/03/10	USD	7,095,660	KRW	8,470,798,622	177,732
	2/03/10	USD	210,348	KRW	248,315,615	2,867
	2/03/10	USD	407,137	KRW	471,912,596	(1,933)
	2/03/10	USD	204,219	KRW	235,995,424	(1,583)
	2/03/10	USD	407,618	KRW	471,858,577	(2,460)
	2/03/10	USD	204,402	KRW	236,043,373	(1,725)
	2/03/10	USD	7,044,696	MXN	94,715,932	235,791
	2/03/10	USD	206,216	MXN	2,776,532	7,207
	2/03/10	USD	397,116	MXN	5,276,674	8,484
	2/03/10	USD	199,816	MXN	2,638,774	3,017
	2/03/10	USD	402,028	MXN	5,276,070	3,526
	2/03/10	USD	203,459	MXN	2,639,311	(584)
	2/03/10	USD	6,963,180	PLN	20,358,249	358,356
	2/03/10	USD	207,962	PLN	596,788	6,664
	2/03/10	USD	408,687	PLN	1,134,169	(801)

Notes to Schedule of Investments (unaudited) (continued)

	2/03/10	USD	204,193	PLN	567,178	(217)
	2/03/10	USD	410,247	PLN	1,134,039	(2,407)
	2/03/10	USD	206,719	PLN	567,294	(2,700)
	2/03/10	USD	6,985,850	TRY	10,692,542	(71,969)
	2/03/10	USD	207,744	TRY	313,444	(5,069)
	2/03/10	USD	398,573	TRY	595,687	(13,397)
	2/03/10	USD	198,179	TRY	297,893	(5,559)
	2/03/10	USD	393,375	TRY	595,619	(8,243)
	2/03/10	USD	197,595	TRY	297,953	(4,936)
	2/03/10	USD	7,215,238	TWD	232,078,144	40,406
	2/03/10	USD	211,411	TWD	6,803,210	1,283
	2/03/10	USD	403,785	TWD	12,929,194	431
	2/03/10	USD	203,515	TWD	6,465,669	(1,374)
	2/03/10	USD	403,739	TWD	12,927,714	431
	2/03/10	USD	202,283	TWD	6,466,983	(100)
	2/03/10	USD	6,896,021	ZAR	54,813,020	388,662
	2/03/10	USD	208,255	ZAR	1,606,806	5,290
	2/03/10	USD	407,848	ZAR	3,053,662	(2,015)
	2/03/10	USD	201,294	ZAR	1,527,084	1,657
	2/03/10	USD	403,028	ZAR	3,053,312	2,759
	2/03/10	USD	205,127	ZAR	1,527,394	(2,135)

						$1,613,872

Indian Rupee Fund	2/03/10	USD	9,832,155	INR	468,502,172	$238,520
	2/03/10	USD	9,834,219	INR	468,502,172	236,456
	2/03/10	USD	2,520,478	INR	117,025,783	(4,953)
	2/03/10	USD	2,495,021	INR	117,041,434	20,840

						$490,863

New Zealand Dollar Fund	12/16/09	USD	12,057,306	NZD	17,386,166	$366,445
	12/16/09	USD	5,083,466	NZD	6,951,843	(115,840)
	12/16/09	USD	2,614,394	NZD	3,474,555	(131,558)
	12/16/09	USD	2,509,665	NZD	3,473,969	(27,247)
	12/16/09	USD	2,498,346	NZD	3,473,664	(16,146)

						$75,654

South African Rand Fund	2/03/10	ZAR	10,782,793	USD	85,707,032	$607,722

(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2009.

Currency Legend:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

ILS – Israeli new shekel

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

NZD – New Zealand dollar

PLN – Polish zloty

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Notes to Schedule of Investments (unaudited) (concluded)

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At November 30, 2009, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Appreciation/ (Depreciation)
U.S. Short-Term Government Income Fund	$15,690,266	$22,519	$(439)	$22,080
Brazilian Real Fund	161,385,527	13,429	(3,201)	10,228
Chinese Yuan Fund	394,521,434	23,859	(3,697)	20,162
Emerging Currency Fund	93,476,874	3,342	(3,838)	(496)
Euro Fund	19,281,992	183,933	—	183,933
Indian Rupee Fund	24,641,124	658	(1,485)	(827)
Japanese Yen Fund	11,806,753	321,108	—	321,108
New Zealand Dollar Fund	24,657,868	794	(425)	369
South African Rand Fund	10,773,538	442	(287)	155

4. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 29, 2010, the date this report was issued. Based on this evaluation, no adjustments were required as of November 30, 2009. However, the following are details relating to subsequent events that have occurred since November 30, 2009. On January 28, 2010, the Board of Trustees of the Trust voted to close and liquidate U.S. Short-Term Government Income Fund. The last day of trading of the Fund’s shares on the NYSE Arca will be March 24, 2010. Shareholders remaining in the Fund on March 29, 2010 will have their share automatically redeemed at net asset value on this day. The Fund will complete liquidation on March 30, 2010.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ JONATHAN L. STEINBERG
Jonathan L. Steinberg President

Date: January 29, 2010

By:	/s/ AMIT MUNI
Amit Muni Treasurer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JONATHAN L. STEINBERG
Jonathan L. Steinberg President

Date: January 29, 2010

By:	/s/ AMIT MUNI
Amit Muni Treasurer

Date: January 29, 2010